Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Lease Commitments and Contingencies [Abstract]
Operating lease expense	$ 14.8	$ 12.8	$ 14.5